Significant Accounting Policies - Schedule of Intangible Assets (Details)	Dec. 31, 2024
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	10 years
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	10 years